Risk Management - Impact of Fluctuating Commodity Prices and Interest Rates on Company's Open Risk Management Positions (Detail) $ in Millions	Dec. 31, 2022 $ / barrel	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 MMcf	Dec. 31, 2022 MWh	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / $	Dec. 31, 2021 CAD ($) $ / barrel $ / $
Commodity price risk | WCS and Condensate Differential Price (1)
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / barrel	2.50						2.50
Increase		$ 13					$ 4
Decrease		(13)					$ (4)
Commodity price risk | Refined Products
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / barrel	10						5.00
Increase		(2)					$ (2)
Decrease		2					$ 2
Commodity price risk | Natural Gas Basis Price
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | MMcf			0.50
Increase		1
Decrease		(1)
Commodity price risk | Power Commodity Price
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | MWh				20.00
Increase		113
Decrease		(113)
Commodity price risk | Crude Oil Contracts
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / barrel	10.00						5.00
Increase		1					$ (225)
Decrease		(1)					$ 225
Commodity price risk | WCS Alberta Differential Price
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / barrel	5.00
Increase		(1)
Decrease		1
Currency risk | U.S. to Canadian Dollar Exchange Rate
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range					0.05	0.05	0.05
Increase		14					$ 11
Decrease		$ (17)					$ (12)